Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2018
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INCOME TRUST
CIK	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 20, 2018
Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2018
Prospectus Date	rr_ProspectusDate	Dec. 18, 2017
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A